FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        October 4,  1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Advisor Series VII
            (the trust):

            Fidelity Advisor Focus Funds:
            Fidelity Advisor Consumer
            Industries Fund Fidelity
            Advisor Cyclical Industries
            Fund Fidelity Advisor
            Financial Services Fund
            Fidelity Advisor Health Care
            Fund Fidelity Advisor
            Natural Resources Fund
            Fidelity Advisor Technology
            Fund Fidelity Advisor
            Utilities Growth Fund (the
            funds)

            File Nos. 2-67004 and 811-3010

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
           Eric D. Roiter
           Secretary